BENEFIT PLANS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Compensation and Employee Benefit Plans [Text Block]
BENEFIT PLANS

Profit Sharing and 401(k) Savings Plan
The Bank’s Profit Sharing and 401(k) Savings Plan (the “Plan”) is a tax-qualified defined contribution plan for the benefit of its eligible employees.  The Bank’s profit sharing contribution to the Plan is a discretionary amount authorized by the Board of Directors, based on the financial results of the Bank.  An employee’s share of the profit sharing contribution represents the ratio of the employee’s salary to the total salary expense of the Bank. Participants vest in the Bank’s discretionary profit sharing contributions based on years of service, with 100% vesting attained upon five years of service.  There were no profit sharing contributions for the years ended December 31, 2012, 2011 and 2010.

The Plan also includes a 401(k) feature.  Eligible participants may make salary deferral contributions of up to 100% of earnings subject to Internal Revenue Services limitations.  The Bank makes matching contributions equal to 50% of the participants’ contributions up to 6% of the participants’ earnings.  Participants are immediately vested in their salary deferral contributions, employer matching contributions and earnings thereon.  Bank contributions were $248,000, $260,000 and $263,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Group Term Replacement Plan
The Bank maintains the Group Term Replacement Plan to provide a death benefit to executives designated by the Compensation Committee of the Board of Directors.  The death benefits are funded through certain insurance policies that are owned by the Bank on the lives of the participating executives.  The Bank pays the life insurance premiums, which fund the death benefits from its general assets, and is the beneficiary of any death benefits exceeding any executive’s maximum dollar amount specified in his or her split-dollar endorsement policy.  The maximum dollar amount of each executive’s split-dollar death benefit equals three times the executive’s annual compensation less amount of pre-retirement life insurance benefit and three times final annual compensation post-retirement not to exceed a specified dollar amount.  For purposes of the plan, annual compensation includes an executive’s base compensation, commissions and cash bonuses earned under the Bank’s bonus plan.  Participation in the plan ceases if an executive is terminated for cause or the executive terminates employment for reasons other than death, disability or retirement.  If the Bank wishes to maintain the insurance after a participant’s termination in the plan, the Bank will be the direct beneficiary of the entire death proceeds of the insurance policies. Total expense recognized under this plan was $47,000, $40,000 and $89,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Executive Supplemental Retirement Agreements – Defined Benefit
The Bank maintains unfunded supplemental defined benefit retirement agreements with its directors and members of senior management.  These agreements provide for supplemental retirement benefits to certain executives based upon average annual compensation and years of service.  Entitlement of benefits commence upon the earlier of the executive’s termination of employment (other than for cause), at or after attaining age 65 or, depending on the executive, on the date when the executive’s years of service and age total 80 or 78.  Total expense incurred under these agreements for the years ended December 31, 2012, 2011 and 2010 was $725,000, $882,000 and $810,000, respectively.

Performance-Based Incentive Plan
The Bank has an incentive plan whereby all employees are eligible to receive a bonus tied to both the Company and individual performance.  Non-discretionary contributions to the plan require the approval of the Board of Directors’ Compensation Committee.  Total expense recognized was $339,000, $366,000 and $534,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Supplemental Executive Retirement Plan
The Bank maintains the Supplemental Executive Retirement Plan to provide restorative payments to executives, designated by the Board of Directors, who are prevented from receiving the full benefits of the Bank’s Profit Sharing and 401(k) Savings Plan and Employee Stock Ownership Plan.  The supplemental executive retirement plan also provides supplemental benefits to participants upon a change in control prior to the complete scheduled repayment of the ESOP loan.  For the years ended December 31, 2012, 2011 and 2010, the President and Chief Executive Officer was designated by the Board of Directors to participate in the plan.  Total expense incurred under this plan was $19,000, $11,000 and $11,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Employee Stock Ownership Plan
In September 2004, the Bank established an ESOP for the benefit of its eligible employees.  The Company provided a loan to the Savings Institute Bank and Trust Company Employee Stock Ownership Plan of $4.9 million which was used to purchase 492,499 shares of the Company’s outstanding stock.  The loan bears interest equal to 4.75% and provides for annual payments of interest and principal over the 15-year term of the loan.

In January 2011, the Company completed its public stock offering. At that time, the Company provided an additional loan to the Savings Institute Bank and Trust Employee Stock Ownership Plan of $3.1 million, which was used to purchase 392,670 shares of the Company's common stock. The new loan bears interest equal to 3.25% and provides for annual payments of interest and principal over the 20-year term of the loan.

At December 31, 2012, the remaining principal balance on the ESOP debt is payable as follows (in thousands):

2013	$455
2014	475
2015	495
2016	516
2017	539
Thereafter	3,120
Total	$5,600

The Bank has committed to make contributions to the ESOP sufficient to support the debt service of the loans.  The loans are secured by the shares purchased, which are held in a suspense account for allocation among participants as the loans are repaid.  Shares held by the ESOP include the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
	(Dollars In Thousands)
Allocated	184,674	158,431
Committed to be allocated	48,637	48,637
Unallocated	556,438	605,075
Total shares	789,749	812,143
Fair value of unallocated shares	$6,399	$5,960

Total compensation expense recognized in connection with the ESOP was $543,000, $467,000 and $202,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Equity Incentive Plans
The Company's equity incentive plans consist of stock options and shares of restricted stock that may be granted to its employees, officers, directors and directors emeritus.  Both incentive stock options and non-statutory stock options may be granted under these plans.  The 2005 Equity Incentive Plan allows the Company to grant up to 552,891 stock options and 221,154 shares of restricted stock. The 2012 Equity Incentive Plan allows the Company to grant up to 504,794 stock options and 201,918 shares of restricted stock.  All options have a contractual life of ten years and vest equally over a period of five years beginning on the first anniversary of the date of grant.  Under the 2012 Equity Incentive Plan, both performance and time-based restricted stock awards may be granted under the plan. At December 31, 2012, a total of 150,290 stock options and 33,918 shares of restricted stock were available for future grants under the plans.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized share-based compensation expense related to the stock option and restricted stock awards of $189,000, $100,000 and $257,000, respectively.

The Company granted stock options totaling 412,500, 67,500 and 62,861 during the years ended December 31, 2012, 2011 and 2010, respectively. The number of shares granted during 2010 is reflective of the conversion exchange rate of 0.8981. The fair value of each option was determined at the grant date using the Black-Scholes option pricing model with the following weighted average assumptions:

	2012	2011	2010
Expected term (years)	10.00	10.00	10.00
Expected dividend yield	1.45%	1.70%	1.50%
Expected volatility	24.06%	39.27%	38.98%
Risk-free interest rate	1.86%	3.36%	3.70%
Fair value of options granted	$2.96	$4.04	$2.55

The expected term was based on the estimated life of the stock options.  The dividend yield assumption was based on the Company’s historical and expected dividend pay-outs.  The expected volatility represents the Company’s historical volatility.  The risk-free interest rate was based on the implied yields of U.S. Treasury zero-coupon issues for periods within the contractual life of the awards in effect at the time of the stock option grants.

The following is a summary of activity for the Company’s stock options for the year ended December 31, 2012:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (in years)

Options outstanding at beginning of year	505,887	$10.47
Options granted	412,500	11.03
Options exercised	(1,796)	5.68
Options forfeited	(10,992)	10.40
Options outstanding at end of year	905,599	10.73	6.51
Options exercisable at end of year	407,682	11.06	2.97

There were 1,796 options exercised during the year ended December 31, 2012 and no options were exercised during the year ended December 31, 2011.  The intrinsic value of stock options outstanding and exercisable at December 31, 2012 was $764,000 and $247,000, respectively.  At December 31, 2012, there was $1.2 million of total unrecognized compensation costs related to outstanding stock options, which is expected to be recognized over a weighted average period of 2.5 years.

The following table presents the summary of activity for the Company’s unvested restricted shares for the year ended December 31, 2012.

	Shares	Weighted Average Grant Date Fair Value

Unvested restricted shares at beginning of year	7,184	$6.22
Restricted shares granted	168,000	11.01
Restricted shares vested	(2,082)	5.73
Unvested restricted shares at end of year	173,102	10.87

At December 31, 2012, there were 33,918 shares available for future grants.  The aggregate fair value of restricted stock awards that vested during the years ended December 31, 2012, 2011 and 2010 was $23,000, $15,000 and $281,000, respectively.  At December 31, 2012, there was $1.8 million of total unrecognized compensation costs related to unvested restricted stock awards granted under the incentive plans, which are expected to be recognized over a weighted average period of 2.7 years.

Bank-Owned Life Insurance
The Company has an investment in, and is the beneficiary of, life insurance policies on the lives of certain officers.  The purpose of these life insurance investments is to provide income through the appreciation in cash surrender value of the policies, which is used to offset the costs of various benefit and retirement plans.  The Company’s investment in bank-owned life insurance does not exceed the regulatory limitation of 25 percent of Tier 1 capital plus the allowance for loan and lease losses.  The aggregate cash surrender value of all policies owned by the Company amounted to $9.1 million and $9.0 million at December 31, 2012 and 2011, respectively. Income earned on these life insurance policies aggregated $284,000, $289,000 and $290,000 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company recognized gains of $349,000 and $122,000 on death benefit proceeds received from a bank-owned life insurance policy during the years ended December 31, 2012 and 2011, respectively. There were no gains recognized on death benefit proceeds received during the year ended December 31, 2010.